NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Income from short term deposits	€ 58	€ 13	€ 12
Change in fair value of derivative liabilities	0	1,175	652
Other financial income	4,395	4,234	225
Financial income	4,453	5,422	889
Amortized cost of convertible notes		(1,566)	(1,684)
Financial expenses on lease liability	(138)	(305)	(336)
Interest expense related to borrowings	(181)	(267)	(142)
Other financial expenses	(1,045)	(564)	(3,192)
Financial expenses	(1,364)	(2,702)	(5,354)
Financial income (loss)	3,089	2,720	(4,465)
Other income	€ 30,998	€ 4,180	€ 3,718